Income taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carryforwards	$ 19,720	$ 16,729
Contingent liability reserves	158	224
Stock options and warrants	1,973	5,590
Valuation discount	(99)	1,371
Other	165	222
Deferred Tax Assets, Gross	21,917	24,136
Deferred Tax Assets, Valuation Allowance	(21,917)	(24,136)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0